Fixed Assets	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Fixed Assets

Note 4. Fixed Assets

Fixed asset, net, as of December 31, 2022 and 2021, are summarized as follows:

	December 31, 2022	December 31, 2021

Land	$242,240	$-
Building	2,824,481	-
Machinery and Equipment	4,601,293	3,778,766
Website	16,600	16,600
	7,684,614	3,795,366
Less: accumulated depreciation	(679,724)	(32,034)
Fixed asset, net	$7,004,890	$3,763,332

Depreciation expense of fixed assets for the year ended December 31, 2022 and 2021 was $647,690 and $28,699, respectively. Substantially, all of the Company’s fixed assets are located at the Company’s Hungary location.

During the year ended December 2022, the Company recorded $63,612 in fixed asset costs relating to the estimated fair market value for options granted in 2021 for the acquired machinery. As of December 31, 2022, the Company has $100,000 in remaining payments for machinery purchased, which is included in accounts payable.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021